Earnings per share (Tables)	12 Months Ended
Mar. 31, 2014
Earnings per share
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Year ended March 31
	2012	2013	2014
Basic—
Net income attributable to NHI shareholders	¥11,583	¥107,234	¥213,591

Weighted average number of shares outstanding	3,643,481,439	3,692,795,953	3,709,830,989

Net income attributable to NHI shareholders per share	¥3.18	¥29.04	¥57.57

Diluted—
Net income attributable to NHI shareholders	¥11,561	¥107,181	¥213,561

Weighted average number of shares outstanding	3,680,124,235	3,777,360,671	3,826,496,369

Net income attributable to NHI shareholders per share	¥3.14	¥28.37	¥55.81